Investment Strategy	Jul. 31, 2026
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies. The Fund considers “large capitalization companies” to be companies, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index as of its most recent annual index reconstitution.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. To the extent that derivatives and other instruments provide investment exposure to the securities of large capitalization companies or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The sub-advisor invests the Fund's portfolio in a diverse blend of equity securities representing the core large capitalization market segment across investment styles. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries. For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets. The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index. The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.
The Fund mainly invests in equity securities of issuers in emerging market countries. The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives and other instruments provide investment exposure to emerging market countries or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies. The Fund considers “small-to-medium capitalization companies” to be companies, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index as of its most recent annual index reconstitution.
The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. To the extent that derivatives and other instruments provide investment exposure to the securities of small-to-medium capitalization companies or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The sub-advisor invests the Fund's portfolio in a diverse blend of equity securities representing the core small/mid capitalization market segment across investment styles. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.
Service Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in equity securities incorporated or traded outside the United States. Generally, the Fund’s assets will be invested in securities of companies located in developed countries. The Fund considers developed countries to be those defined by the MSCI World ex-USA Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.
The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives and other instruments provide investment exposure similar to equity securities and/or one or more of the market risk factors associated with such securities, they will be counted as such for purposes of the Fund’s policy to invest at least 80% of its assets in equity securities.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-USA Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.
The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated). The fixed income securities in which the Fund invests may have maturities of any length.
The Fund is designed to allow the sub-advisor to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index. Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.
The sub-advisor combines top-down views with bottom-up driven research to manage the Fund’s assets. Top-down views set by the portfolio management team determine risk targets, sector allocation, duration and yield curve positioning. Sector teams are responsible for credit research and building bottom-up driven sector portfolios that meet the targets set by the portfolio management team.
While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.
The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective. The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options. To the extent that derivatives and other instruments provide investment exposure to fixed income securities or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies. The Fund considers “large capitalization companies” to be companies whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index as of the most recent annual index reconstitution.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. To the extent that derivatives and other instruments provide investment exposure to the securities of large capitalization companies or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The sub-advisor invests the Fund's portfolio in a diverse blend of equity securities representing the core large capitalization market segment across investment styles. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries. For purposes of this policy, securities and other instruments that provide exposure to emerging market countries include: (i) securities issued by entities which are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries, (ii) securities denominated in, or linked to, currencies or interest rates of an emerging market country or countries, and (iii) derivatives or pooled structures (such as exchange-traded funds (“ETFs”)) that are linked to emerging markets. The Fund considers emerging market countries to be those defined by the MSCI Emerging Markets Index. The Fund will, under normal circumstances, seek exposure to a minimum of three emerging market countries.
The Fund mainly invests in equity securities of issuers in emerging market countries. The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives and other instruments provide investment exposure to emerging market countries or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI Emerging Markets Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in securities and other instruments that provide exposure to emerging market countries.
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies. The Fund considers “small-to-medium capitalization companies” to be companies whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index as of its most recent annual index reconstitution.
The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. To the extent that derivatives and other instruments provide investment exposure to the securities of small-to-medium capitalization companies or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The sub-advisor invests the Fund's portfolio in a diverse blend of equity securities representing the core small/mid capitalization market segment across investment styles. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.
RS Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund invests primarily in equity securities incorporated or traded outside the United States. Generally, the Fund’s assets will be invested in securities of companies located in developed countries. The Fund considers developed countries to be those defined by the MSCI World ex-USA Index. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.
The Fund’s investments in equity securities may include common stocks, unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.
The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. To the extent that derivatives and other instruments provide investment exposure similar to equity securities and/or one or more of the market risk factors associated with such securities, they will be counted as such for purposes of the Fund’s policy to invest at least 80% of its assets in equity securities.
The sub-advisor uses a rules-based methodology that emphasizes quantitatively-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.
The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the MSCI World ex-USA Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.
The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated). The fixed income securities in which the Fund invests may have maturities of any length.
The Fund is designed to allow the sub-advisor to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index. Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.
The sub-advisor combines top-down views with bottom-up driven research to manage the Fund’s assets. Top-down views set by the portfolio management team determine risk targets, sector allocation, duration and yield curve positioning. Sector teams are responsible for credit research and building bottom-up driven sector portfolios that meet the targets set by the portfolio management team.
While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.
The Fund may buy and sell certain types of exchange-traded and over-the-counter derivative instruments for duration and risk management purposes and otherwise in pursuit of the Fund’s investment objective. The types of derivatives in which the Fund may invest include, but are not limited to, futures contracts, swaps agreements and options. To the extent that derivatives and other instruments provide investment exposure to fixed income securities or provide investment exposure to one or more market risk factors associated with such investments, they will be counted as such for purposes of the Fund’s 80% investment policy.
The Fund lends its portfolio securities to seek to generate additional income.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.